Borrowings, Borrowings Current and Non-Current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Bank borrowings	$ 184,773	$ 252,556
Sale and leaseback liabilities	5,925	64,506
Other lease liabilities	21,876	19,233
Current borrowings	212,574	336,295
Non-current [Abstract]
Bank borrowings	863,352	322,820
Sale and leaseback liabilities	31,170	461,924
Other lease liabilities	15,880	1,210
Non-current borrowings	910,402	785,954
Total borrowings	$ 1,122,976	$ 1,122,249